COMMON STOCK (Detail Textuals 2) (USD $)	6 Months Ended		12 Months Ended							87 Months Ended	93 Months Ended			1 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 30, 2013	Feb. 24, 2012	Feb. 13, 2012	Mar. 31, 2012 Rights	Mar. 30, 2012 Rights	Mar. 30, 2012 Officers and Directors Rights	May 31, 2013 Restricted Stock	Feb. 20, 2013 Restricted Stock	Jan. 16, 2013 Restricted Stock Foreign Consultants	Feb. 20, 2013 Restricted Stock Foreign Consultants	Dec. 14, 2012 Restricted Stock Foreign Consultants	Dec. 08, 2011 Restricted Stock Foreign Consultants	Jan. 15, 2013 Restricted Stock Plan 401 K Officers and Directors	May 31, 2012 Restricted Stock Plan 401 K Officers and Directors	Jan. 31, 2011 Restricted Stock Plan 401 K Officers and Directors
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares committed to issue to eligible employees																							55,253
Value of the shares committed to issue to eligible employees	$ 76,250																						$ 76,250
Issuance of common stock for consulting services							7,501	750											163,078		163,077	299,710
Closing bid price of common stock																			$ 1.85		$ 1.70	$ 1.85	$ 1.38	$ 1.50	$ 1.40
Proceeds from issuance of common stock			1,267,540													1,267,540
Restricted shares of common stock issued to non-U.S. corporation																	33,889		107,500	100,000	107,500	215,000
Value of restricted stock shares issued to non-U.S. corporation	35,000																35,000	100,000
Restricted stock discount																			18.00%		18.00%	18.00%
Method of discount calculation																			Finnerty Method		Finnerty Method	Finnerty Method
Number of shares issued																1,014,032
Proceeds from issuance of common stock to YA	145,000		90,000	230,000
Total proceeds from rights offering		731,639	731,639							731,639	731,639			1,267,540		1,267,540
Issuance of comman stock for cash	125,000			265,000	304,500	1,400	235,200	755,000	20,000							731,639
Issuance of common stock for cash (in shares)																585,311
Value of shares issued for repayment of debt																535,901
Number of shares issued for repayment of debt														428,721		428,721
Due to officers or stockholders																506,750
Number of shares issued and contributed pursuant (in shares)																								50,834	51,784
Shares issued and contributed pursuant, Amount																								76,250	72,500,000
Prepaid expenses and other current assets	11,378		151,700							151,700	11,378
Investor relation expense during the period			$ 11,377
Total number of common stock subscribed under right offering													6,363,674		3,181,837
Subscription price												5.00			1.25
Total number of shares subscribed in the rights offering															1,014,032
Number of shares issued related to restricted stock																		125,000